Property, Plant and Equipment, Net - Additional Information (Detail) - Summit Materials, LLC [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 02, 2016	Jun. 27, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Property, Plant and Equipment [Line Items]
Depreciation, depletion and amortization expense	$ 68,938	$ 52,749	$ 118,321	$ 86,955	$ 72,217
Property, plant and equipment, net	1,439,194		1,269,006	950,601
Less accumulated depreciation, depletion and amortization	$ 422,017		366,505	279,375
Future minimum rental commitments year one			15,400
Future minimum rental commitments year two			10,000
Future minimum rental commitments year three			10,500
Future minimum rental commitments year four			1,700
Future minimum rental commitments year five			$ 2,600
Building lease original term			30 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Equipment leases terms			5 years
Capital Leases for Equipment and Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net			$ 47,000	30,000
Less accumulated depreciation, depletion and amortization			7,000	3,600
Accrued Expenses [Member] | Capital Leases for Equipment and Building [Member]
Property, Plant and Equipment [Line Items]
Capital lease payments			15,300	17,500
Noncurrent Liabilities [Member]
Property, Plant and Equipment [Line Items]
Capital lease payments			$ 29,500	$ 13,700